Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule Of Property And Equipment

	December 31
	2021	2020

	U.S. dollars in thousands
Cost:
Electronic and laboratory equipment	4,045	3,779
Furniture and office equipment	407	404
Leasehold improvements	657	427
Production equipment	308	181
Computers and software	2,697	1,836

	8,114	6,627
Less: accumulated depreciation	(5,373)	(4,274)

Property and equipment, net	2,741	2,353